Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018
Statement of comprehensive income [abstract]
Profit after taxation from Continuing and Discontinued operations	$ 4,149	$ 2,574	$ 4,823
Net valuation gains on investments taken to equity		10	11
Hedges:
(Losses)/gains taken to equity	(344)	666	82
Losses/(gains) transferred to the income statement	267	(623)	(215)
Exchange fluctuations on translation of foreign operations taken to equity	2	(1)	2
Exchange fluctuations on translation of foreign operations transferred to income statement	(6)
Tax recognised within other comprehensive income	23	(15)	36
Total items that may be reclassified subsequently to the income statement	(58)	37	(84)
Items that will not be reclassified to the income statement:
Remeasurement gains on pension and medical schemes	8	2	1
Tax recognised within other comprehensive income	3	(3)	(14)
Total items that will not be reclassified to the income statement	11	(1)	(13)
Total other comprehensive (loss)/income	(47)	36	(97)
Total comprehensive income	4,102	2,610	4,726
Attributable to non-controlling interests	389	561	1,118
Attributable to BHP shareholders	$ 3,713	$ 2,049	$ 3,608